Consolidated Statements of Changes in Shareholders’ Equity (Unaudited) - USD ($)	Ordinary shares	Subscription receivable	Additional paid-in capital	Retained earnings	Statutory reserve	Accumulated other comprehensive (loss) income	Total Pop Culture Group Co., Ltd’s Shareholders’ Equity	Non- Controlling Interests	Total
Balance at Jun. 30, 2020	$ 16,785	$ (15,441)	$ 5,813,745	$ 6,693,120	$ 779,094	$ (367,581)	$ 12,919,722	$ 805,084	$ 13,724,806
Balance (in Shares) at Jun. 30, 2020	16,784,911
Shares issued for acquisition of non-controlling interests	$ 1,065		829,373			(25,354)	805,084	(805,084)
Shares issued for acquisition of non-controlling interests (in Shares)	1,065,089
Net income for the period				4,267,542			4,267,542		4,267,542
Appropriation of statutory reserve				(462,479)	462,479
Foreign currency translation adjustment						1,335,757	1,335,757		1,335,757
Balance at Jun. 30, 2021	$ 17,850	(15,441)	6,643,118	10,498,183	1,241,573	942,822	19,328,105		19,328,105
Balance (in Shares) at Jun. 30, 2021	17,850,000
Capital contribution from shareholders								108,437	108,437
Acquisition of Non-controlling interests	$ 6,200		33,515,525				33,521,725		33,521,725
Acquisition of Non-controlling interests (in Shares)	6,200,000
Net income for the period				787,958			787,958	(100,070)	687,888
Appropriation of statutory reserve				(257,796)	257,796
Foreign currency translation adjustment						(873,803)	(873,803)		(873,803)
Balance at Jun. 30, 2022	$ 24,050	(15,441)	40,158,643	11,028,345	1,499,369	69,019	52,763,985	8,367	52,772,352
Balance (in Shares) at Jun. 30, 2022	24,050,000
Capital contribution from shareholders								309,370	309,370
Acquisition of Non-controlling interests			(920)				(920)	920
Net income for the period				(4,714,381)			(4,714,381)	(114,789)	(4,829,170)
Appropriation of statutory reserve				(109,320)	109,320
Foreign currency translation loss						(893,208)	(893,208)	17,600	(875,608)
Balance at Dec. 31, 2022	$ 24,050	$ (15,441)	$ 40,157,723	$ 6,204,644	$ 1,608,689	$ (824,189)	$ 47,155,476	$ 221,468	$ 47,376,944
Balance (in Shares) at Dec. 31, 2022	24,050,000